Revenue and Capitalized Contract Costs - Remaining Performance Obligations Percentages (Details)	Mar. 31, 2019	Dec. 31, 2018
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage revenue of related to remaining performance obligation expected to recognized over the next 24 months	63.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage revenue of related to remaining performance obligation expected to recognized over the next 24 months		62.50%